Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of balances of deferred revenue of related parties
		As of June 30, 2022	As of December 31, 2021
Due from related parties
Bally		$5,168	5,168
Zhuhai Investment	(1)	40,859	25,534
Mr. Xuanming Wang		15,681	26,664
Mr. Haiwei Zuo		-	7,912
Shidong (Suzhou) Investment Co., Ltd.	(2)	14,900	-
Total		$76,608	$65,278

		As of June 30, 2022	As of December 31, 2021
Due to related parties
Shanghai Hui Yang Investment Co.	(1)	789,732	-
		$789,732	$-

Schedule of balances of deferred revenue of related parties
		As of June 30, 2022	As of December 31, 2021
Deferred revenue of related parties
Shanghai Hui Yang Investment Co.	(1)	360,581	-
Total		$360,581	$-